Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

18. RESEARCH AND DEVELOPMENT EXPENSES

For the years ended December 31, 2025 and 2024, the Company incurred research and development expenses primarily with related parties.

In June 2024, the Company entered into an exclusive license agreement with 3D Global Biotech Inc. (a related party in which the CEO holds approximately 12.85% equity interest) for global patent and know-how related to contact lens technology for a total consideration of $5,000,000 (including VAT). In June 2024, the Company paid $1,000,000 including VAT or $952,381 net of VAT to 3D Global for the patent, formula and know-how of the technology. The Company is also obligated to pay a royalty of 10% of the sales of the products generated from 3D Global Patent to 3D Global on a quarterly basis.

For the year ended December 31, 2025, 2024 and 2023, the Company recorded $1,490,000, $480,000 (including VAT) and nil, respectively as research and development costs charged from 3D Global.

In June 2024, the Company licensed methylation analysis technology for pancreatic cancer from EG BioMed Co., Ltd. (a related party in which the CEO is a director and holds 45.3% equity interest) for NTD 60,000,000 ($1,830,000), and the Company is obligated to pay a royalty of 7% of sales generated from the EG BioMed Patent to EG BioMed on a quarterly basis.

For the year ended December 31, 2025, 2024 and 2023, the Company incurred $16,327, $37,937 and nil, respectively, for the research and development expenses for the pancreatic cancer early detection service licensed patent and $676, nil and nil, respectively, for the research and development expenses for the Breast Cancer Patent.

As of December 31, 2025, the Company has not capitalized any development cost.